Schedule of Investments (unaudited)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.3%
Black Belt Energy Gas District RB
4.00%, 06/01/22	$170	$171,752
4.00%, 12/01/22	240	245,885
4.00%, 12/01/22	750	768,706
4.00%, 06/01/23	240	248,919
4.00%, 12/01/24	1,250	1,337,365
Series A, VRDN, 4.00%, 08/01/47 (Put 07/01/22)(a)(b)	4,000	4,041,864
Southeast Alabama Gas Supply District (The) RB, Series A, 4.00%, 06/01/22	1,500	1,515,427
Southeast Energy Authority A Cooperative District RB
Series A, 4.00%, 10/01/22	355	362,226
Series A, 4.00%, 10/01/23	450	470,485
Series B, 4.00%, 06/01/24	1,200	1,271,866
		10,434,495
California — 0.6%
California County Tobacco Securitization Agency RB,
Series A, 4.00%, 06/01/22	545	551,071
State of California GO, 5.00%, 12/01/24	1,190	1,317,643
		1,868,714
Colorado — 0.1%
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/23	250	268,837

Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority
RB, 4.00%, 07/01/22	500	506,278
State of Connecticut GO
Series A, 3.00%, 01/15/23	2,000	2,043,614
Series C, VRDN, 0.09%, 05/15/34 (Put 02/07/22)(a)(b)	1,920	1,920,000
Series C, 3.00%, 06/01/22	900	907,481
Series C, 5.00%, 07/15/22	900	918,357
State of Connecticut Special Tax Revenue ST, Series A,
5.00%, 05/01/22	200	202,215
		6,497,945
District of Columbia — 3.2%
District of Columbia RB, 0.11%, 04/01/38 (Put 02/07/22)(a)(b)	2,990	2,990,000
Metropolitan Washington Airports Authority RB, 5.00%,
10/01/22	1,200	1,233,103
Tender Option Bond Trust Receipts/Certificates RB, Series
2019, 0.11%, 10/01/53 (Put 02/07/22)(a)(b)(c)	6,135	6,135,000
		10,358,103
Florida — 3.7%
County of Miami-Dade FL Aviation Revenue RB, Series A,
5.00%, 10/01/23	2,500	2,663,693
County of Palm Beach FL RB, 0.07%, 07/01/32
(Put 02/07/22)(a)(b)	2,800	2,800,000
Florida Development Finance Corp. RB, 0.30%, 12/01/56
(Put 07/01/22)(a)(b)	5,000	4,996,400
Miami-Dade County Industrial Development Authority RB,
0.40%, 08/01/23	1,000	989,279
Tender Option Bond Trust Receipts/Certificates RB, Series 2020, 0.10%, 07/01/49 (Put 02/07/22)(a)(b)(c)	500	500,000
		11,949,372
Georgia — 8.0%
Bartow County Development Authority RB, 1.55%, 08/01/43
(Put 08/19/22)(a)(b)	2,000	2,008,092
Security	Par (000)	Value

Georgia (continued)
Burke County Development Authority RB, 2.25%, 10/01/32
(Put 05/25/23)(a)(b)	$2,000	$2,030,322
City of Atlanta GA TA, 5.00%, 12/01/22	3,975	4,109,419
Main Street Natural Gas Inc. RB
Series A, VRDN, 4.00%, 04/01/48 (Put 09/01/23)(a)(b)	5,685	5,920,569
Series D, VRDN, 0.90%, 08/01/48 (Put 12/01/23)(a)	5,000	4,993,625
Monroe County Development Authority RB, 0.13%, 06/01/49 (Put 01/31/22)(a)(b)	3,700	3,700,000
Municipal Electric Authority of Georgia RB, Series B, 0.06%, 01/01/48 (Put 02/07/22)(a)(b)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, Series 2019, 0.11%, 01/01/44 (Put 02/07/22) (AGM)(a)(b)(c)	1,700	1,700,000
		25,462,027
Illinois — 2.3%
County of Cook IL GO, 4.00%, 11/15/22	1,395	1,430,547
Illinois Development Finance Authority RB, 0.08%, 02/01/33 (Put 02/07/22)(a)(b)	2,000	2,000,000
Tender Option Bond Trust Receipts/Certificates GO, Series 2015, 0.10%, 03/01/33 (Put 02/07/22)(a)(b)(c)	4,000	4,000,000
		7,430,547
Indiana — 2.1%
City of Rockport IN RB, Series B, 1.35%, 07/01/25
(Put 09/01/22)(a)(b)	2,250	2,255,710
Indiana Finance Authority RB, Series A1, 0.07%, 02/01/35
(Put 02/07/22)(a)(b)	2,500	2,500,000
Indianapolis Local Public Improvement Bond Bank RB,
Series A, 5.00%, 06/01/23	1,800	1,895,060
		6,650,770
Iowa — 1.0%
Iowa Finance Authority RB, 0.10%, 12/01/41
(Put 02/07/22)(a)(b)(c)	3,200	3,200,000
Kansas — 2.2%
City of Burlington KS RB
Series A, VRDN, 0.14%, 09/01/35 (Put 02/07/22)(a)(b)	4,000	4,000,000
Series B, VRDN, 0.14%, 09/01/35 (Put 02/07/22)(a)(b)	3,000	3,000,000
		7,000,000
Kentucky — 6.8%
County of Meade KY RB
0.15%, 08/01/61 (Put 01/31/22)(a)(b)	3,700	3,700,000
VRDN, 0.16%, 08/01/61 (Put 01/31/22)(a)(b)	7,500	7,500,000
Kentucky Public Energy Authority RB, Series A, 4.00%,
04/01/48 (Put 04/01/24)(a)(b)	3,930	4,133,896
Kentucky State Property & Building Commission RB,
Series A, 5.00%, 11/01/22	1,000	1,031,688
Louisville/Jefferson County Metropolitan Government RB,
0.09%, 06/01/33 (Put 02/07/22)(a)(b)	5,000	5,000,000
Tender Option Bond Trust Receipts/Certificates RB, Series
2018, 0.09%, 12/01/41 (Put 02/07/22) (AGM)(a)(b)(c)	500	500,000
		21,865,584
Louisiana — 3.1%
Consolidated Govt of the City of Baton Rouge & Parish of E
Baton Rouge Sales Tax RB, 5.00%, 08/01/22 (AGM)	465	475,335
Lake Charles Harbor & Terminal District RB, 1.00%, 12/01/51 (Put 12/01/24)(a)(b)	4,325	4,244,140
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27
(Put 12/01/23)(a)(b)	400	402,628
Louisiana Stadium & Exposition District RB, 4.00%, 07/03/23
(Call 04/01/23)	2,325	2,410,202

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Parish of St Charles LA RB, 4.00%, 12/01/40 ( 06/01/22)(a)(b)	$2,345	$2,368,888
		9,901,193
Massachusetts — 1.1%
Massachusetts Educational Financing Authority RB, 5.00%, 07/01/22	1,445	1,471,613
Massachusetts Housing Finance Agency RB
Series A, 0.30%, 12/01/23 (Call 06/01/22)	1,000	985,542
Series A, 0.40%, 06/01/24 (Call 06/01/23)	1,000	983,149
		3,440,304
Michigan — 1.0%
Michigan Finance Authority RB
VRDN, 0.40%, 10/15/23	665	658,839
5.00%, 11/01/22	240	247,718
5.00%, 12/01/22	1,390	1,437,033
Series A, 4.00%, 06/01/22	1,000	1,010,940
		3,354,530
Mississippi — 3.1%
Mississippi Business Finance Corp. RB, Series A, 0.06%,
12/01/30 (Put 02/07/22)(a)(b)	10,000	10,000,000
Missouri — 0.8%
City of Washington MO COP, 5.00%, 03/01/22	350	351,203
County of Greene MO COP, Series A, 3.00%, 03/01/23	350	358,260
RBC Municipal Products Inc. Trust RB, Series C, 0.11%,
09/01/39 (Put 02/07/22)(a)(b)(c)	2,000	2,000,000
		2,709,463
Nebraska — 0.9%
Central Plains Energy Project RB, 5.00%, 03/01/50
(Put 01/01/24)(a)(b)	1,000	1,064,254
County of Douglas NE RB, 0.63%, 07/01/35 (Put 09/01/26)(a)	2,000	1,973,896
		3,038,150
Nevada — 1.1%
County of Clark Department of Aviation RB, 5.00%, 07/01/22	2,165	2,205,044
Nevada Housing Division RB, 0.25%, 12/01/22
(Call 04/01/22)	1,175	1,170,164
		3,375,208
New Jersey — 14.7%
Borough of Park Ridge NJ GO, 1.00%, 04/29/22	800	800,626
Jersey City Municipal Utilities Authority RB, 3.00%, 07/01/22	4,000	4,041,500
New Jersey Economic Development Authority RB
5.00%, 06/15/22	200	203,143
5.25%, 09/01/24 (c)	7,600	8,357,089
Series A, 4.00%, 07/01/22	2,000	2,026,736
Series AAA, 5.00%, 06/15/22	1,000	1,015,695
Series B, 5.00%, 11/01/23 (SAP)	1,450	1,546,777
Series B, 5.00%, 11/01/24	1,010	1,110,493
Series NN, 5.00%, 03/01/22	3,875	3,888,311
Series NN, 5.00%, 03/01/23	1,000	1,042,908
Series UU, 5.00%, 06/15/22	2,000	2,031,430
Series UU, 5.00%, 06/15/23	1,575	1,659,242
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,595,818
New Jersey Housing & Mortgage Finance Agency RB, 4.00%, 04/01/23	1,290	1,330,657
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	220	223,476
Series A, 5.00%, 06/15/22	2,750	2,794,192
Series A, 5.00%, 06/15/24	1,575	1,712,378
Series A, 5.50%, 12/15/22	1,430	1,486,007
Security	Par (000)	Value

New Jersey (continued)
Series A, 5.50%, 12/15/22 (AGM-CR)	$190	$197,517
Series A, 5.50%, 12/15/23	155	167,419
Series B, 5.25%, 12/15/22 (AMBAC)	910	944,036
Series D, 5.00%, 12/15/23	470	503,325
Series D, 5.25%, 12/15/23	1,275	1,371,276
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,340,758
Tobacco Settlement Financing Corp. RB, Series A, 5.00%, 06/01/22	3,000	3,040,560
Township of Deptford NJ RB, Series A, 1.00%, 07/13/22	1,478	1,481,196
Township of Evesham NJ GO, 1.00%, 06/14/22	988	989,036
		46,901,601
New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority RB,
Series A, 4.00%, 05/01/22	600	604,615
New York — 12.3%
Albany Industrial Development Agency RB, Series A, 0.17%,
07/01/32 (Put 02/07/22)(a)(b)	900	900,000
Amherst Development Corp. RB, Series A, 0.14%, 02/01/35
(Put 02/07/22)(a)(b)	1,730	1,730,000
City of New York NY GO, 0.12%, 06/01/44 (Put 01/31/22)(a)(b)	13,345	13,345,000
Nassau Health Care Corp. RB, Series C, 5.00%, 08/01/23 (GTD)	1,425	1,507,577
New York City Housing Development Corp. RB, 0.45%, 11/01/25 (FHA)	1,560	1,506,703
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
0.12%, 02/01/44 (Put 01/31/22)(a)(b)	6,700	6,700,000
Series A4, VRDN, 0.12%, 08/01/39 (Put 02/01/22)(a)(b)	2,300	2,300,000
New York City Water & Sewer System RB, 0.12%, 06/15/50
(Put 01/31/22)(a)(b)	2,000	2,000,000
New York Transportation Development Corp. RB
5.00%, 12/01/22	495	510,715
Series A, 5.00%, 12/01/23	1,250	1,329,141
Tender Option Bond Trust Receipts/Certificates GO, Series
2020, 0.09%, 09/01/26 (Put 02/07/22)(a)(b)(c)	2,195	2,195,000
Tender Option Bond Trust Receipts/Certificates RB, Series
2020, 0.08%, 07/01/50 (Put 02/07/22)(a)(b)(c)	2,000	2,000,000
Town of Newburgh NY GOL, 1.00%, 05/18/22	820	820,807
Town of Oyster Bay NY GOL
4.00%, 03/01/23	425	439,526
5.00%, 08/15/22 (BAM)	715	731,864
Village of Kings Point NY RB, 1.00%, 07/22/22	1,300	1,302,825
		39,319,158
North Dakota — 2.1%
North Dakota Housing Finance Agency RB, 0.06%, 07/01/36 ( 02/07/22)(a)(b)	6,875	6,875,000

Ohio — 2.0%
City of Cleveland OH GOL, Series A, 2.00%, 12/01/22	300	303,254
Ohio Higher Educational Facility Commission RB, Series B-1, 0.05%, 01/01/39 (Put 02/07/22)(a)(b)	5,975	5,975,000
		6,278,254
Oregon — 3.0%
Oregon State Facilities Authority RB, Series B, 0.11%,
08/01/34 (Put 01/31/22)(a)(b)	9,700	9,700,000

Pennsylvania — 6.0%
Allegheny County Hospital Development Authority RB,
Series A, 5.00%, 04/01/22	2,000	2,014,226

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Butler County Industrial Development Authority/PA RB,
0.14%, 05/01/34 (Put 02/07/22)(a)(b)	$2,200	$2,200,000
Connellsville Area School District GOL, 4.00%, 08/15/22
(BAM SAW)	500	509,190
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	1,039,013
Geisinger Authority RB, 5.00%, 04/01/22	2,000	2,014,484
Muhlenberg School District GOL, 4.00%, 05/15/22 (SAW)	700	706,863
Pennsylvania Economic Development Financing Authority RB
0.17%, 12/01/30 (Put 04/01/22)(a)(b)	3,285	3,285,000
VRDN, 0.16%, 12/01/37 (Put 02/07/22)(a)(b)	3,000	3,000,000
Pennsylvania Housing Finance Agency RB
5.00%, 10/01/25	500	564,493
Series 133, 5.00%, 10/01/22	380	390,536
Philadelphia Gas Works Co. RB, Series A, 5.00%, 08/01/22	1,315	1,342,348
Southeastern Pennsylvania Transportation Authority RB,
5.00%, 06/01/22	360	365,123
Tender Option Bond Trust Receipts/Certificates RB, VRDN,
0.09%, 10/01/41 (Put 02/07/22)(a)(b)(c)	1,620	1,620,000
		19,051,276
Puerto Rico — 1.0%
Puerto Rico Housing Finance Authority RB, 5.00%, 12/01/22	3,000	3,096,555
South Carolina — 0.3%
South Carolina Public Service Authority RB, Series A, 0.07%,
01/01/36 (Put 02/07/22)(a)(b)	900	900,000
Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County
Health & Educational Facility RB, 5.00%, 05/01/22	535	540,849
Tennergy Corp./TN
Series A, 4.00%, 09/01/22	335	340,787
Series A, 4.00%, 03/01/23	375	386,169
Series A, 4.00%, 09/01/23	320	333,292
Tennessee Energy Acquisition Corp. RB, Series A, 5.00%,
11/01/23	250	266,102
		1,867,199
Texas — 9.5%
Harris County Cultural Education Facilities Finance Corp. RB, 5.00%, 06/01/32 (Put 12/01/22)(a)(b)	4,000	4,143,172
North East Independent School District RB, 0.13%, 03/16/22(d)	8,900	8,899,895
Port of Arthur Navigation District Industrial Development Corp. RB, 0.09%, 06/01/41 (Put 02/07/22)(a)(b)	3,000	3,000,000
Security	Par (000)	Value

Texas (continued)
State of Texas GO
Series A, VRDN, 0.07%, 06/01/44 (Put 02/07/22)(a)(b)	$410	$410,000
Series A, VRDN, 0.07%, 06/01/45 (Put 02/07/22)(a)(b)	2,910	2,910,000
Tarrant County Cultural Education Facilities Finance Corp.
RB, VRDN, 0.12%, 10/01/41 (Put 01/31/22)(a)(b)	6,100	6,100,000
Tender Option Bond Trust Receipts/Certificates RB, Series
2019, 0.12%, 06/15/27 (Put 02/07/22)(a)(b)(c)	1,500	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/22	2,000	2,064,916
5.00%, 12/15/23	1,150	1,222,673
		30,250,656
Washington — 0.4%
King County Housing Authority RB, 3.00%, 06/01/22	250	251,787
Washington Health Care Facilities Authority RB, 5.00%,
08/01/49 (Put 08/01/25)(a)(b)	800	888,671
		1,140,458
Wisconsin — 1.0%
Public Finance Authority RB, 5.00%, 06/01/22	175	177,489
Wisconsin Health & Educational Facilities Authority RB,
0.24%, 08/15/54 (Put 01/01/26)(a)	2,000	1,993,752
Wisconsin Housing & Economic Development Authority RB,
Series B, 0.06%, 03/01/41 (Put 02/07/22)(a)(b)	1,000	1,000,000
		3,171,241

Total Municipal Debt Obligations — 99.5%
(Cost $318,797,552)		317,961,255

Total Investments in Securities — 99.5%
(Cost: $318,797,552)		317,961,255
Other Assets, Less Liabilities — 0.5%		1,438,183
Net Assets — 100.0%		$319,399,438

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash(a)	$—	$—	$(3	)(b)	$3	$—	$—	—	$11	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$317,961,255	$—	$317,961,255

Portfolio Abbreviations - Fixed Income
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
CR	Custodian Receipt
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

4